Condensed Consolidated Balance Sheets In Thousands, unless otherwise specified	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Dec. 31, 2012 CNY
Assets
Cash	$ 30,169	185,159	324,839
Pledged bank deposits	110,648	679,091	556,941
Accounts receivable, net	170,592	1,046,993	704,968
Bills receivable	4,064	24,943	27,945
Amount due from related party	0	0	35,743
Inventories	67,230	412,616	516,372
Income taxes receivable	581	3,566	2,098
Prepaid expenses and other receivables	7,883	48,384	56,266
Total current assets	391,167	2,400,752	2,225,172
Property and equipment, net	4,504	27,645	17,515
Intangible assets, net	18,927	116,162	128,810
Other assets	6	35	261
Total Assets	414,604	2,544,594	2,371,758
Liabilities and equity
Accounts payable	23,249	142,690	102,878
Bank borrowings	90,074	552,823	614,045
Income taxes payable	1,105	6,781	7,155
Amount due to related party	27,966	171,638	0
Accrued expenses and other liabilities	7,799	47,865	35,734
Total current liabilities	150,193	921,797	759,812
Deferred tax liabilities	3,123	19,167	21,254
Total liabilities	153,316	940,964	781,066
Equity
Common stock: Par value: USD0.01 Authorized: 200,000,000 Shares Issued: 44,579,871 shares in 2013, 43,423,556 shares in 2012 Outstanding: 29,518,358 shares in 2013, 31,110,922 shares in 2012	567	3,481	3,409
Additional paid in capital	240,163	1,473,976	1,448,396
Retained earnings	98,331	603,498	584,364
Accumulated other comprehensive loss	(21,441)	(131,594)	(122,513)
Stockholders' Equity subtotal before Treasury Stock, Total	317,620	1,949,361	1,913,656
Less cost of common stock in treasury, 15,061,513 shares in 2013 and 12,312,634 shares in 2012	(65,755)	(403,566)	(369,217)
Total Cogo Group, Inc. equity	251,865	1,545,795	1,544,439
Noncontrolling interests	9,423	57,835	46,253
Total equity	261,288	1,603,630	1,590,692
Total liabilities and equity	$ 414,604	2,544,594	2,371,758